Revenue, government financing for research expenditures and sales - Disclosure of government financing for research expenditures (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Research tax credit	€ 4,270	€ 4,933
Grant	49	1,435
Government financing for research expenditures	€ 4,319	€ 6,368	[1]

[1]	Comparative relating to the six months ended June 30, 2021 have been restated to reflect the impact of the classification of Lumoxiti's activities as discontinued operations in 2021. See note 17 of the interim condensed consolidated financial statements as of June 30, 2022.